UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2006

Item 1. Schedule of Investments.

Stephens Small Cap Growth Fund
Schedule of Investments at August 31, 2006 (Unaudited)

Shares	Value

	COMMON STOCKS - 97.5%
	Aerospace & Defense - 1.5%
11,300	Heico Corp.	$374,369
8,900	Moog, Inc. - Class A*	290,585
		664,954
	Air Freight & Logistics - 1.4%
10,280	Forward Air Corp.	330,399
11,895	UTi Worldwide, Inc.	274,180
		604,579
	Biotechnology - 2.5%
11,560	Gen-Probe, Inc. *	561,931
12,000	Kendle International, Inc.*	317,040
30,700	OraSure Technologies, Inc. *	210,602
		1,089,573
	Capital Markets - 1.8%
2,635	Affiliated Managers Group, Inc. *	243,816
11,930	Jefferies Group, Inc.	297,296
7,915	Stifel Financial Corp. *	253,043
		794,155
	Chemicals - 1.1%
9,015	Symyx Technologies, Inc. *	206,443
11,100	Zoltek Co., Inc. *	283,605
		490,048
	Commercial Banks - 2.3%
11,070	Pinnacle Financial Partners, Inc. *	391,325
9,700	Prosperity Bancshares, Inc.	342,216
11,552	Virginia Commerce Bancorp, Inc. *	255,992
		989,533
	Commercial Services & Supplies - 7.0%
9,390	Administaff, Inc.	324,424
8,430	Advisory Board Co. *	428,412
7,400	American Reprographics Co. *	225,848
5,415	Corporate Executive Board Co.	474,571
11,835	CoStar Group, Inc. *	476,714
9,015	CRA International, Inc. *	405,585
3,400	The GEO Group, Inc. *	151,878
13,955	Resources Connection, Inc. *	340,502
2,300	Strayer Education, Inc.	242,420
		3,070,354
	Communications Equipment - 1.8%
23,600	Arris Group, Inc. *	270,456
4,200	F5 Networks, Inc. *	210,378
12,345	SiRF Technology Holdings, Inc. *	325,044
		805,878
	Computers & Peripherals - 1.5%
16,300	Intermec, Inc. *	488,348
6,600	Rackable Systems, Inc. *	183,216
		671,564
	Consumer Finance - 0.9%
18,600	First Cash Financial Services, Inc. *	387,438

	Electrical Equipment - 0.6%
7,750	Energy Conversion Devices, Inc.*	271,637

	Electronic Equipment & Instruments - 5.2%
8,160	FLIR Systems, Inc. *	226,032
16,700	ID Systems, Inc. *	371,074
16,145	National Instruments Corp.	448,185
7,600	SunPower Corp. *	243,656
14,255	Trimble Navigation, Ltd. *	698,068
11,800	Veeco Instruments, Inc. *	288,628
		2,275,643
	Energy Equipment & Services - 5.7%
7,800	Core Laboratories N.V.*	572,286
3,710	Hydril *	242,819
7,500	NATCO Group, Inc. - Class A*	273,975
8,030	Oceaneering International, Inc. *	288,839
23,470	Tetra Technologies, Inc. *	652,701
8,420	Universal Compression Holdings, Inc. *	458,301
		2,488,921
	Fire, Marine, & Casualty Insurance - 1.1%
16,500	Tower Group, Inc.	481,140

	Food & Staples Retailing - 0.9%
13,640	United Natural Foods, Inc. *	396,242

	Food Products - 0.8%
14,610	Hain Celestial Group, Inc. *	344,065

	Health Care Equipment & Supplies - 6.8%
20,579	Adeza Biomedical Corp. *	349,226
20,065	American Medical Systems Holdings, Inc. *	352,341
11,045	Hologic, Inc. *	476,923
22,970	I-Flow Corp. *	277,018
8,860	Kyphon, Inc. *	320,821
14,105	LifeCell Corp. *	425,689
8,880	Neurometrix, Inc. *	240,737
24,780	NuVasive, Inc. *	509,477
		2,952,232
	Health Care Providers & Services - 9.0%
22,880	Eclipsys Corp. *	391,248
9,680	Healthways, Inc. *	499,682
13,405	inVentiv Health, Inc. *	417,298
6,200	LCA-Vision, Inc.	272,986
12,600	PSS World Medical, Inc. *	244,440
22,510	Psychiatric Solutions Inc. *	720,545
12,740	United Surgical Partners International, Inc. *	359,523
13,955	VCA Antech, Inc. *	494,286
18,445	Vital Images, Inc. *	541,545
		3,941,553
	Hotels Restaurants & Leisure - 3.9%
15,110	BJ's Restaurants, Inc. *	278,477
9,880	Gaylord Entertainment Co. *	431,954
7,525	Panera Bread Co. - Class A *	390,548
14,445	Pinnacle Entertainment, Inc. *	372,392
7,945	Shuffle Master, Inc. *	221,109
		1,694,480
	Industrial Conglomerates - 0.4%
6,915	Raven Industries, Inc.	193,136

	Insurance - 0.7%
6,940	Navigators Group, Inc. *	319,795

	Internet Software & Services - 4.9%
16,470	aQuantive, Inc. *	408,456
53,080	CyberSource Corp. *	581,226
3,500	Digital River, Inc. *	169,890
23,725	Digitas, Inc. *	212,101
36,200	Online Resources Corp. *	384,806
28,770	Vocus, Inc. *	384,943
		2,141,422
	IT Services - 2.8%
22,310	Euronet Worldwide, Inc. *	542,133
31,290	Lightbridge, Inc. *	372,351
11,715	SRA International, Inc. - Class A *	328,137
		1,242,621
	Kidney Dialysis Centers - 0.5%
15,724	Dialysis Corp of America *	203,626

	Leisure Equipment & Products - 0.6%
6,690	Pool Corp.	254,688

	Life Insurance - 0.6%
9,600	IPC Holdings, Ltd.	268,320

	Life Sciences Tools & Services - 1.1%
10,745	Ventana Medical Systems, Inc. *	501,147

	Oil, Gas & Consumable Fuels - 1.8%
8,000	Goodrich Petroleum Corp. *	253,440
9,900	Parallel Petroleum Corp. *	237,402
8,025	World Fuel Services Corp.	289,221
		780,063
	Pharmaceuticals - 1.0%
14,915	MGI Pharma, Inc. *	225,664
16,960	Salix Pharmaceuticals, Ltd. *	227,434
		453,098
	Prepackaged Software - 1.0%
19,250	Blackbaud, Inc.	444,867

	Radio & Television Broadcasting Equipment - 0.5%
21,500	AudioCodes, Ltd. *	213,710

	Road & Rail - 0.8%
19,267	Knight Transportation, Inc.	331,200

	Semiconductor & Semiconductor Equipment - 5.9%
44,920	ARM Holdings PLC - ADR	305,456
9,360	Cymer, Inc. *	385,164
22,200	Entegris, Inc. *	241,092
8,600	FormFactor, Inc. *	415,036
14,400	Intevac, Inc. *	241,920
17,930	Microsemi Corp. *	497,916
14,180	Varian Semiconductor Equipment Associates, Inc. *	500,696
		2,587,280
	Semiconductors & Related Devices - 0.7%
19,400	Volterra Semiconductor Corp. *	292,552

	Software - 7.9%
27,200	Aspen Technology, Inc. *	303,552
18,535	EPIQ Systems, Inc. *	275,801
7,400	Factset Research Systems, Inc.	326,340
9,600	MICROS Systems, Inc. *	459,456
11,400	Quality Systems, Inc.	457,140
9,645	Red Hat, Inc. *	224,150
8,190	Salesforce.com, Inc. *	282,391
7,840	SPSS, Inc. *	198,901
8,200	Transaction Systems Architects, Inc. *	271,994
17,415	Ultimate Software Group, Inc. *	393,579
27,555	VASCO Data Security International, Inc. *	247,995
		3,441,299
	Specialty Retail - 7.7%
20,065	Aaron Rents, Inc.	469,722
11,800	Bebe Stores, Inc.	262,904
9,700	Citi Trends, Inc. *	304,871
12,195	GameStop Corp. - Class A *	532,678
7,670	Guess?, Inc. *	312,936
12,700	Hibbett Sporting Goods, Inc. *	311,531
7,840	Tractor Supply Co. *	333,827
5,625	Tween Brands, Inc. *	191,587
18,300	United Retail Group, Inc. *	280,356
15,770	Zumiez, Inc. *	351,513
		3,351,925
	Surgical & Medical Instruments - 1.1%
15,300	Foxhollow Technologies, Inc.*	479,349

	Textiles, Apparel & Luxury Goods - 0.7%
8,800	Under Armour, Inc. *	303,072

	Trading Companies & Distributors - 1.0%
10,745	MSC Industrial Direct Co., Inc. - Class A	422,923

	TOTAL COMMON STOCKS
	(Cost $43,702,053)	42,640,082

	INVESTMENT COMPANY - 0.7%
4,065	iShares Nasdaq Biotechnology Index Fund *	299,753
	TOTAL INVESTMENT COMPANY	299,753
	(Cost $318,635)

	SHORT-TERM INVESTMENTS - 0.5%
	Money Market Funds - 0.5%
11,421	AIM Liquid Assets Portfolio - Institutional Class	11,421
220,445	AIM STIT-STIC Prime Portfolio	220,445
		231,866
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $231,866)	231,866

	TOTAL INVESTMENTS - 98.7%
	(Cost $44,252,554)	43,171,701
	Other Assets in Excess of Liabilities - 1.3%	552,006
	TOTAL NET ASSETS - 100.0%	$43,723,707

*  Non-income producing security.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at August 31, 2006 was as follows+:

Cost of investments	$44,252,554
Gross unrealized appreciation	2,709,309
Gross unrealized depreciation	(3,790,162)
Net unrealized appreciation	$(1,080,853)

+  Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. This is the first year of operations for the Fund.

Stephens Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS at August 31, 2006 (Unaudited)

Shares	Value

	COMMON STOCKS - 95.7%
	Aerospace & Defense - 1.2%
2,195	Precision Castparts Corp.	$128,276

	Air Freight & Logistics - 1.0%
4,815	UTi Worldwide, Inc.	110,986

	Biological Products - 1.1%
8,050	QIAGEN N.V.*	116,403

	Biotechnology - 2.2%
1,130	Cephalon, Inc.*	64,433
3,435	Gen-Probe, Inc.*	166,975
		231,408
	Capital Markets - 2.3%
1,380	Affiliated Managers Group, Inc.*	127,692
4,860	Jefferies Group, Inc.	121,111
		248,803
	Chemicals - 1.0%
3,075	Airgas, Inc.	110,146

	Commercial Banks - 1.2%
1,550	Zions Bancorporation	122,434

	Commercial Services & Supplies - 4.3%
1,650	The Corporate Executive Board Co.	144,606
2,680	Monster Worldwide, Inc.*	109,183
3,130	Robert Half International, Inc.	96,842
1,600	Stericycle, Inc.*	106,704
		457,335
	Communications Equipment - 1.8%
1,000	F5 Networks, Inc.*	50,090
3,285	Harris Corp.	144,277
		194,367
	Computers & Peripherals - 1.7%
3,420	Intermec, Inc.*	102,463
1,250	SanDisk Corp.*	73,648
		176,111
	Diversified Financial Services - 0.6%
150	Chicago Mercantile Exchange Holdings, Inc.	66,000

	Electrical Equipment - 1.1%
2,600	Roper Industries, Inc.	120,588

	Electronic Equipment & Instruments - 3.3%
4,420	National Instruments Corp.	122,699
2,500	Sunpower Corp. - Class A*	80,150
2,955	Trimble Navigation Ltd.*	144,707
		347,556
	Energy Equipment & Services - 5.4%
1,795	FMC Technologies, Inc.*	105,582
2,615	Helix Energy Solutions Group, Inc.*	100,573
1,530	National-Oilwell Varco, Inc.	99,909
1,600	Noble Corp.	104,624
5,960	Tetra Technologies, Inc.*	165,747
		576,435
	Food & Staples Retailing - 0.8%
1,590	Whole Foods Market, Inc.	85,256

	Health Care Equipment & Supplies - 6.4%
5,125	American Medical Systems Holdings, Inc.*	89,998
4,725	Cytyc Corp.*	112,880
2,645	Hologic, Inc.*	114,211
1,155	Intuitive Surgical, Inc.*	109,032
3,075	Kyphon, Inc.*	111,346
3,675	ResMed, Inc.*	149,499
		686,966
	Health Care Providers & Services - 11.8%
3,895	Cerner Corp.*	179,404
3,130	Covance, Inc.*	196,783
2,530	DaVita, Inc.*	147,651
1,150	Express Scripts, Inc.*	96,692
2,390	Healthways, Inc.*	123,372
2,495	Henry Schein, Inc.*	124,426
4,595	Psychiatric Solutions, Inc.*	147,086
1,550	Quest Diagnostics	99,634
4,230	VCA Antech, Inc.*	149,826
		1,264,874
	Hotels Restaurants & Leisure - 5.0%
2,645	Gaylord Entertainment Co.*	115,639
1,995	Panera Bread Co. - Class A*	103,540
3,120	Pinnacle Entertainment, Inc.*	80,434
4,750	Scientific Games Corp. - Class A*	138,083
1,695	Station Casinos, Inc.	98,734
		536,430
	Insurance - 1.8%
5,780	HCC Insurance Holdings, Inc.	187,792

	Internet & Catalog Retail - 1.3%
4,980	Coldwater Creek, Inc.*	136,793

	Internet Software & Services - 1.0%
2,600	Akamai Technologies, Inc.*	101,920

	IT Services - 6.9%
3,445	CheckFree Corp.*	123,331
2,080	Cognizant Technology Solutions Corp. - Class A*	145,413
4,590	Euronet Worldwide, Inc.*	111,537
2,955	Global Payments, Inc.	112,438
4,230	Iron Mountain, Inc.*	173,387
2,685	SRA International, Inc. - Class A*	75,207
		741,313
	Leisure Equipment & Products - 0.7%
2,055	Pool Corporation	78,234

	Life Insurance - 0.6%
2,400	IPC Holdings Ltd.	67,080

	Life Science Tools & Services - 1.0%
1,590	Millipore Corp.*	102,046

	Machinery - 0.9%
2,080	Joy Global, Inc.	90,563

	Oil & Gas - 1.8%
2,780	Newfield Exploration Co.*	120,207
2,550	Range Resources Corp.	71,349
		191,556
	Oil, Gas & Consumable Fuels - 1.0%
3,230	Southwestern Energy Co.*	110,950

	Pharmaceuticals - 1.1%
3,535	MGI Pharma, Inc.*	53,485
1,305	Shire PLC - ADR	66,881
		120,366
	Road & Rail - 0.6%
3,480	JB Hunt Transport Services, Inc.	68,382

	Semiconductor & Semiconductor Equipment - 9.5%
21,165	ARM Holdings PLC - ADR	143,922
5,200	ASML Holding N.V. - ADR*	114,712
9,650	Chartered Semiconductor Manufacturing Ltd. - ADR*	77,774
3,790	Intersil Corp. - Class A	96,073
2,435	Lam Research Corp.*	104,188
3,895	Linear Technology Corp.	132,469
3,970	MEMC Electronic Materials, Inc.*	153,560
3,630	Microchip Technology, Inc.	124,001
2,400	NVIDIA Corp.*	69,864
		1,016,563
	Software - 4.9%
8,210	Activision, Inc.*	105,909
3,755	Autodesk, Inc.*	130,524
1,450	Factset Research Systems, Inc.	63,945
5,090	Red Hat, Inc.*	118,284
2,955	Salesforce.com, Inc.*	101,888
		520,550
	Specialty Retail - 5.7%
1,930	Abercrombie & Fitch Co. - Class A	124,543
2,530	Bed Bath & Beyond, Inc.*	85,337
2,250	CarMax Inc.*	84,802
4,390	GameStop Corp. - Class A*	191,755
2,045	Tractor Supply Co.*	87,076
1,650	Zumiez, Inc.*	36,779
		610,292
	Textiles, Apparel & Luxury Goods - 1.5%
2,690	Polo Ralph Lauren Corp.	158,683

	Trading Companies & Distributors - 2.1%
3,130	Fastenal Co.	114,808
2,680	MSC Industrial Direct Co., Inc. - Class A	105,485
		220,293
	Wireless Telecommunication Services - 1.1%
2,195	NII Holdings, Inc.*	117,103

	TOTAL COMMON STOCKS
	(Cost $10,727,765)	10,220,853

	SHORT-TERM INVESTMENTS - 3.1%
	Money Market Funds - 3.1%
182,982	AIM Liquid Assets Portfolio - Institutional Class	182,982
147,187	AIM STIT-STIC Prime Portfolio	147,187
		330,169
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $330,169)	330,169

	TOTAL INVESTMENTS - 98.8%
	(Cost $11,057,934)	10,551,022
	Other Assets in Excess of Liabilities - 1.2%	126,636
	TOTAL NET ASSETS - 100.00%	$10,677,658

* Non-income producing security.
ADR American Depository Receipt

The cost basis of investments for federal income tax purposes at August 31, 2006 was as follows+:

Cost of investments	$11,057,934
Gross unrealized appreciation	353,354
Gross unrealized depreciation	(860,266)
Net unrealized appreciation	$(506,912)

+  Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. This is the first year of operations for the Fund.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)* /s/ Robert M. Slotky__ ___________________________
Robert M. Slotky, President

Date  10/11/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* __/s/ Robert M. Slotky____
Robert M. Slotky, President

Date__10/11/2006____ ___________________________________

By (Signature and Title)*__ /S/ Eric W. Falkeis______
Eric W. Falkeis, Treasurer

Date___10/25/2006______ ___________________________
* Print the name and title of each signing officer under his or her signature.